SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2014
Short Term Deposits and Marketable Securities [Abstract]
Short Term Deposits and Marketable Securities [Table Text Block]
	DECEMBER 31,
	2014	2013

Bank deposits (1)	$3,205	$9,001
Marketable securities - government and corporate bonds (2)	9,855	15,203
Marketable securities - equities(3)	-	7,383
	$13,060	$31,587

(1) The bank deposits bear interest at an average annual rate of 1.5% and 2.1% for 2014 and 2013, respectively.
(2) The Bonds provide a yield at an average annual rate of 0.8% and 1.5% for 2014 and 2013, respectively.
(3) Unrealized net gains are immaterial